Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (97.8%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/2054	1,200	1,050
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/2064	6,950	6,169
[1]	Amherst Development Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2042	1,130	995
	Babylon NY GO	2.375%	12/1/2028	1,000	977
	Babylon NY GO	2.375%	12/1/2029	1,025	989
	Babylon NY GO	2.625%	12/1/2030	1,050	1,013
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	5,000	5,090
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/2033	2,000	1,743
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	650	713
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,057
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/2040	2,000	1,665
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	7,600	6,694
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/2031	675	687
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	375	380
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	5,990	6,109
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/2043	1,225	908
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	10,890	8,739
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	2,150	1,645
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	5,615	4,088
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2034	3,315	2,289
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	2,490	1,622
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	5,735	1,935
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2046	2,000	630
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	705	694
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	3,580	3,316
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2041	3,450	2,935
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2047	4,570	3,555
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	3,200	2,941
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	865	756
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2045	5,865	4,298
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2050	5,000	3,463
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	4.000%	4/1/2050	2,000	1,676
	Buffalo & Erie County Industrial Land Development Corp. College & University Revenue (Canisius University Project)	6.375%	5/1/2055	3,000	3,041
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/2035	15	14
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2031	100	101
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2036	400	386
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	550	552
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	1,000	956
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,000	967
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2042	2,350	2,354
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	5,050	4,680
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2035	540	566
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	5,795	5,544
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2057	3,000	2,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2031	1,710	1,668
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	3,750	3,112
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2051	8,095	5,982
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	3,450	2,471
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/2031	2,595	2,410
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2036	565	518
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2041	600	511
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2036	1,660	1,750
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2037	1,475	1,544
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2042	1,175	1,056
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2043	880	784
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2044	1,000	883
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,890	1,895
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2033	2,910	2,912
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/2045	185	141
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2039	2,130	1,826
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2049	3,410	2,593
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/2026	85	87
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/2027	75	78
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	3.000%	7/1/2039	550	458
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/2044	975	838
	Build NYC Resource Corp. Miscellaneous Revenue Resource Institute Project)	5.000%	12/1/2041	1,150	1,175
	Build NYC Resource Corp. Miscellaneous Revenue Resource Institute Project)	5.375%	12/1/2046	2,015	2,087
	Build NYC Resource Corp. Miscellaneous Revenue Resource Institute Project)	5.500%	12/1/2051	3,400	3,472
	Build NYC Resource Corp. Miscellaneous Revenue Resource Institute Project)	5.500%	12/1/2056	3,800	3,856
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	1,455	1,321
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	2.820%	9/4/2025	6,110	6,110
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.500%	7/1/2040	1,100	1,076
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.750%	7/1/2043	2,100	2,015
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	5.000%	7/1/2046	900	889
[3]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.030%	9/2/2025	4,060	4,060
[3]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.030%	9/2/2025	57,900	57,900
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	3,220	3,273
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2028	600	641
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2029	500	545
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2037	1,750	1,908
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2038	3,495	3,754
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2042	3,470	3,560
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2043	4,290	4,369
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	300	305
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	805	819
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	950	966
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	500	508
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	250	264
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	605	614
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	220	231
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	950	963
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	1,170	1,223
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	240	243
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	468
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	900	910
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	1,400	1,451
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	1,390	1,434
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2036	145	146
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2033	565	582
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2034	275	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2035	1,200	1,230
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	8,385	8,404
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	101
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	1,810	1,547
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	570	486
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,805	1,559
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	8,875	7,202
[1]	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	1,000	848
	East Hampton NY GO	2.125%	8/15/2035	1,000	814
	East Meadow Union Free School District GO	2.000%	6/15/2036	1,110	867
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	4,200	4,263
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	3,500	3,515
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	1,000	1,030
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	2,830	2,956
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,885	2,763
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,050	1,706
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	4,100	3,816
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	11,195	11,425
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	1,810	1,828
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	1,255	1,276
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	2,000	2,026
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,900	5,943
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	1,015	908
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	4,100	3,636
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	4,750	4,212
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	4,000	2,848
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	1,800	1,282
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2052	1,500	1,271
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	10,200	10,721
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2043	5,875	6,084
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	2,640	2,665
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	6,710	6,772
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	505	494
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	1,340	1,384
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	925	949
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	3,065	3,130
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	5,000	3,907
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	11,295	10,154
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	1,000	890
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,320	9,125
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,500	2,195
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	7,500	6,561
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	1,725	1,207
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	2,000	1,246
[4]	Freddie Mac Pool	3.310%	1/1/2028	1,000	989
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2042	500	501
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2029	400	430
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2030	200	218
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2032	250	272
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/2034	350	365
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.000%	2/1/2039	1,800	1,666
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2039	460	428
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2040	1,430	1,304
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2041	555	494
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	1,740	1,794
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,775	1,776
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2030	1,340	1,377
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2031	600	614
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2032	370	377
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2034	810	820
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2037	1,890	1,901
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	435	436
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	870	874
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2039	1,350	1,351
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2048	1,000	934
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	24,090	24,290
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2043	17,405	15,891
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	1,275	1,125
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	4,000	2,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2042	1,000	770
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2047	1,875	1,340
	Kings Park Central School District GO	2.400%	7/15/2029	1,495	1,448
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2027	15,905	15,119
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,285	2,375
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,150	2,227
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	2,315	2,292
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	2,150	2,214
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	750	734
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	5,000	5,129
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2040	4,250	3,405
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2041	1,350	1,278
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	4,000	4,220
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	7,500	7,571
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	3,225	3,321
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	4,000	4,133
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	1,500	1,513
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2050	9,650	9,760
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	6,540	6,548
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2054	990	1,016
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	14,415	14,197
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	3,895	4,027
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	6,035	6,035
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	3,820	3,812
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	4,350	4,267
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2032	75	78
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/2033	1,045	988
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	10,100	10,163
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.500%	11/15/2034	1,000	950
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2034	1,055	1,079
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2036	2,930	2,988
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2040	400	377
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	14,440	14,537
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2043	9,615	8,581
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,000	1,031
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	1,165	1,196
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	520	534
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	700	714
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2046	1,000	881
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	3,000	3,027
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,300	1,115
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	8,675	7,442
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,410	2,421
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	9,490	9,526
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	14,395	12,197
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	7,000	7,169
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	11,095	9,469
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	1,210	946
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	2,240	2,106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,650	1,754
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	6,695	5,905
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	500	387
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	5,500	5,546
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	500	369
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	4,250	4,772
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	5,000	4,989
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	3,760	4,125
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	3,740	3,201
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	2,110	1,771
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	3,665	3,894
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,000	5,341
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	1,250	1,312
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,270	2,348
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	1,105	878
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	5,000	4,539
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	1,930	1,978
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,900	2,549
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,000	1,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,755	2,433
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	1,575	1,600
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	2,530	2,229
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,800	1,568
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	5,998
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,270	7,129
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,000	870
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,840	1,848
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,150	1,822
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,500	2,119
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	1,000	854
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,400	2,015
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	5,000	4,935
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	5,000	5,157
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	1,285	1,067
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	8,360	7,058
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	2,600	2,146
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	9,710	9,811
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	4,790	3,906
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2054	1,000	817
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	6,125	6,129
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	2,775	2,917
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.850%	9/4/2025	6,000	6,000
	Middle Country Central School District At Centereach GO	3.000%	8/15/2032	3,250	3,205
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2043	1,810	1,833
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.250%	6/1/2049	1,275	1,303
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	11,458	11,149
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,079
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,079
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College Of Rochester Project)	5.000%	10/1/2032	860	881
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College Of Rochester Project)	4.000%	10/1/2047	1,205	972
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2036	1,000	1,023
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	8,255	7,071
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	4,230	4,235
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	190	195
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	100	108
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	100	108
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2032	535	569
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2034	1,000	1,046
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	2,800	2,696
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	3,880	3,172
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2040	6,430	4,877
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	9,885	8,112
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/2032	100	101
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/2033	300	287
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/2035	100	92
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,502
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,690	1,692
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,567
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,750	1,752
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,001
[2,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	2.930%	9/4/2025	9,330	9,330
	Nassau County NY GO	5.000%	10/1/2036	5,685	5,849
	Nassau County NY GO	4.000%	4/1/2040	1,525	1,472
	Nassau County NY GO	5.000%	4/1/2041	1,500	1,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County NY GO	5.000%	4/1/2042	1,500	1,574
	Nassau County NY GO	5.000%	4/1/2043	1,220	1,268
[2]	Nassau County NY GO	4.000%	4/1/2044	6,720	6,122
	Nassau County NY GO	4.000%	4/1/2051	2,000	1,727
	Nassau County NY GO	4.250%	4/1/2052	3,000	2,694
	Nassau County NY GO	4.000%	4/1/2053	7,780	6,659
	Nassau County NY GO	4.000%	4/1/2054	5,000	4,311
[2,3]	Nassau County NY GO TOB VRDO	2.930%	9/4/2025	5,685	5,685
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2041	2,245	2,293
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2036	3,100	3,246
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2037	2,850	2,964
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	1,000	1,092
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	1,045	1,128
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	1,260	1,345
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2040	1,960	2,066
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	1,555	1,623
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	1,215	1,257
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/2045	1,500	1,109
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/2045	640	584
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/2028	1,720	1,714
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2028	2,710	2,701
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/2029	2,950	2,953
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/2029	1,415	1,417
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/2030	1,110	1,113
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/2030	1,695	1,694
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2030	3,000	3,001
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2031	500	441
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/2031	1,125	1,121
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	940	887
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2031	1,435	1,365
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/2031	2,990	3,078
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2032	1,700	1,442
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/2033	545	539
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/2034	760	701
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/2035	750	595
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2036	2,000	1,549
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2036	4,510	3,592
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2037	2,100	1,753
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/2038	1,185	1,185
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2039	1,090	829
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	3,920	3,238
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/2040	1,200	838
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	3,640	2,648
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/2040	2,045	2,049
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	500	347
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	7,000	4,863
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.450%	8/1/2043	1,000	948
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	12,245	9,269
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/2044	2,000	1,856
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/2045	890	590
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	9,000	6,089
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2045	1,700	1,699
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.050%	11/1/2045	250	253
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2046	2,000	1,266
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2046	4,000	2,639
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/2047	2,500	1,830
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	7,425	6,381
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/2049	3,210	2,610
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2049	3,365	2,925
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/2050	6,135	4,034
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2050	3,800	2,975
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/2050	4,300	2,733
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2050	3,625	2,487
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/2051	9,930	6,374
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/2051	3,000	1,925
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	11,400	8,491
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/2051	1,000	598
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/2051	8,000	4,784
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/2052	1,000	778
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.500%	8/1/2054	4,440	4,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/2054	2,160	1,503
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/2054	5,465	4,396
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.500%	11/1/2054	3,000	2,740
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.550%	11/1/2054	9,000	8,366
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2055	2,500	1,519
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2055	4,070	2,777
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	11/1/2055	750	757
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/2056	1,080	672
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2056	2,000	1,180
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2059	5,000	3,729
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/2060	2,500	1,505
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/2061	2,000	1,166
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	8,755	8,688
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	5,050	5,045
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	7,660	7,660
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	6,250	6,261
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	2,000	2,031
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	10,710	10,846
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	5,800	5,910
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	3,605	3,693
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	8,595	8,638
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	1,290	1,301
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	1,965	1,984
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	4,305	4,380
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	2,480	2,543
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,415	2,335
[6]	New York City Industrial Development Agency Lease (Appropriation) Revenue (New York Stock Exchange Project) VRDO	3.900%	9/2/2025	3,300	3,300
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	6,160	5,876
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2034	3,255	3,048
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2035	1,705	1,565
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	3,000	2,692
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	5,585	4,911
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	3,640	2,625
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	5,045	4,230
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,665	2,981
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	8,820	6,289
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	750	819
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	1,500	1,545
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,780	2,842
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	2,250	2,046
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	590	452
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	4,000	3,446
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,565	2,141
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	8,035	7,182
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	7,750	6,672
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	10,000	6,917
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	15,000	10,115
[2]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/2029	825	789
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	5,285	3,800
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2035	4,450	3,028
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2040	595	292
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2041	660	304
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2047	270	85
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	5,000	5,723
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	6,000	6,835
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	3,055	3,056
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,250	2,502
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	12,500	12,743
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	3,700	4,056
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,500	5,701
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,900	4,042
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	1,100	1,136
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	10,130	10,318
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,500	3,614
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	7,390	6,910
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	4,740	4,422
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	7,300	6,683
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	4,125	3,777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	2,850	2,609
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	1,375	1,424
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	6,535	4,946
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	6,545	5,855
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	11,620	10,396
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	2,920	2,969
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	1,700	1,737
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	2,550	2,298
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	13,140	10,366
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	2,120	1,708
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	2,000	2,030
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	1,000	858
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	500	430
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,200	841
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,125	788
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	2,250	1,944
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	2,000	1,397
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	14,560	14,735
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	22,695	19,426
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	14,500	14,669
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	2,215	2,261
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2053	440	444
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	5,000	5,142
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	4,040	4,169
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	7,250	6,181
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	4,000	3,548
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	7,335	7,543
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,312
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	32,425	33,448
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.850%	9/2/2025	40	40
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	9/2/2025	2,225	2,225
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.950%	9/2/2025	1,600	1,600
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.950%	9/2/2025	200	200
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	2,820	2,991
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	5,000	5,195
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	5,000	4,989
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	4,000	4,134
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,131
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2040	4,470	4,212
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	7,255	6,663
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2045	4,110	3,669
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2046	750	666
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2047	1,840	1,322
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2049	1,505	1,049
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,910	2,018
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	2,500	2,634
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,000	3,148
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,000	5,247
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	8,000	8,269
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	575	594
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,000	3,084
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	17,795	18,004
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,670	4,725
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	7,510	5,971
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	725	590
[7]	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	8,610	9,114
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	2,945	3,108
[7]	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	3,500	3,675
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	1,830	1,914
[7]	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	3,500	3,651
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	1,805	1,871
[7]	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	2,330	2,410
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	5,500	5,627
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	2,750	2,863
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	2,010	2,010
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	2,300	2,348
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	2,500	2,486
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,000	4,330
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	9,495	9,857
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	6,015	5,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	690	680
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,000	975
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,090	1,062
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,070
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,000	2,856
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	465	443
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,965	5,041
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	5,000	5,085
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	3,000	3,071
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	475	449
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	2,600	2,423
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	17,290	17,635
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	1,415	1,485
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	10,110	10,329
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	1,800	1,685
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	2,275	2,118
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	415	381
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,325	3,461
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,770	1,845
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	5,000	3,988
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	7,895	7,992
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	895	811
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	1,000	903
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,760	1,817
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	10,470	9,474
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	3,500	3,671
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	6,170	5,583
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,000	5,253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	1,975	1,780
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	1,195	1,074
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	1,695	1,738
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	540	549
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	2,820	2,496
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	2,040	1,793
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	4,765	4,189
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	2,885	2,532
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	2,400	2,103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2045	3,000	3,146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	5,855	4,269
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,200	851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,760	4,122
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	1,075	919
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	3,860	2,674
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,735	1,473
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	6,190	5,350
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	3,840	3,319
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	8,255	6,959
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.850%	9/2/2025	8,640	8,640
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.850%	9/2/2025	6,600	6,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.850%	9/2/2025	2,900	2,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	9/2/2025	500	500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.950%	9/2/2025	900	900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.950%	9/2/2025	630	630
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.950%	9/2/2025	760	760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.950%	9/2/2025	1,200	1,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.710%	9/4/2025	19,350	19,350
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.900%	9/2/2025	280	280
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	1,805	1,988
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	4,385	4,912
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	1,000	1,121
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	1,370	1,540
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2033	5,500	6,207
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2033	5,000	5,643
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2034	1,525	1,731
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	2,500	2,839
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	2,575	2,924
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2035	1,540	1,730
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	4,445	5,031
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	1,335	1,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2036	2,565	2,872
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	5,000	5,517
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	4,895	5,425
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	2,405	2,665
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	4,000	4,433
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2037	2,310	2,545
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	1,520	1,652
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	4,810	5,248
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2038	1,870	2,025
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2038	4,255	4,640
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	2,000	2,161
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	2,500	2,685
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2040	535	565
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	2,630	2,761
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	1,000	1,050
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	2,520	2,629
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	3,050	3,193
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	2,125	2,197
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	2,600	2,692
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2043	4,000	4,194
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2044	2,800	2,885
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/2046	2,000	1,744
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2046	1,240	1,258
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2046	4,055	4,118
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2046	3,265	3,316
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2047	5,000	5,188
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2048	1,695	1,750
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2048	2,500	2,588
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	11/1/2048	3,800	3,926
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	11/1/2049	6,000	6,308
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2050	6,440	6,786
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/2051	10,000	8,494
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2052	6,425	6,614
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2053	5,000	5,244
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/2054	3,000	2,667
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	5/1/2054	3,000	2,694
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2055	5,000	5,129
[3]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	3.850%	9/2/2025	2,815	2,815
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2029	350	385
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2031	1,020	1,109
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	490	519
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2037	2,255	2,360
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2038	2,070	2,150
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2039	605	625
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	6,000	2,711
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2044	11,075	4,163
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2049	6,000	1,716
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	6,365	1,630
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/2035	5,595	5,682
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/2041	585	580
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/2042	405	403
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	32,400	34,033
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	3,000	2,324
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	8,000	5,773
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	3,600	2,525
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	3,655	2,669
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,610	6,615
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	8,306	9,449
[8]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	15,325	14,204
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,025	12,000
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	11,080	10,134
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	3,175	2,236
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,170	915
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,120	882
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,205	949
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	5,355	4,868
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	2,910	2,660
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,000	9,762
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	1,000	869
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	4,000	3,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	3,750	3,066
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	3,000	2,413
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	10,900	7,926
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	14,950	10,025
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,180	2,157
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,780	2,563
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	12,960	8,707
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,150	5,691
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/2035	20,000	22,502
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.650%	10/1/2034	750	655
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	275	213
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	1,500	1,164
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/2038	1,295	1,158
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.100%	10/1/2040	2,300	2,175
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/2043	3,150	2,691
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2043	1,500	1,461
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/2043	3,000	2,920
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/2044	1,350	977
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2044	5,000	4,715
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/2045	5,000	3,312
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/2045	2,720	2,701
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/2045	2,500	2,403
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/2047	3,490	2,318
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2047	690	690
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/2048	5,840	4,911
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	1,090	1,134
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/2049	2,250	2,133
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/2049	2,500	2,367
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	5,005	4,943
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	6,795	6,794
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/2053	1,500	1,415
	New York NY GO	5.000%	8/1/2028	2,260	2,420
	New York NY GO	5.000%	8/1/2028	5,000	5,354
	New York NY GO	5.000%	8/1/2029	5,195	5,492
	New York NY GO	5.000%	8/1/2029	3,000	3,272
	New York NY GO	5.000%	8/1/2029	3,400	3,708
	New York NY GO	5.000%	8/1/2029	1,000	1,091
	New York NY GO	5.000%	12/1/2029	1,360	1,460
	New York NY GO	5.000%	8/1/2030	4,000	4,203
	New York NY GO	5.000%	4/1/2031	1,155	1,281
	New York NY GO	5.000%	8/1/2031	1,440	1,506
	New York NY GO	5.000%	8/1/2031	3,000	3,293
	New York NY GO	5.000%	8/1/2031	4,000	4,446
	New York NY GO	5.000%	1/1/2032	2,000	2,134
	New York NY GO	5.000%	4/1/2032	1,895	2,116
	New York NY GO	5.000%	8/1/2032	1,250	1,332
	New York NY GO	5.000%	8/1/2032	3,735	3,894
	New York NY GO	5.000%	12/1/2032	1,240	1,308
	New York NY GO	3.250%	3/1/2033	3,000	2,983
	New York NY GO	5.000%	3/1/2033	3,135	3,523
	New York NY GO	5.000%	4/1/2033	2,140	2,406
	New York NY GO	5.000%	8/1/2033	1,000	1,060
	New York NY GO	5.000%	8/1/2033	5,000	5,626
	New York NY GO	5.000%	8/1/2033	3,325	3,741
	New York NY GO	5.000%	8/1/2033	6,000	6,752
	New York NY GO	5.000%	2/1/2034	5,000	5,626
	New York NY GO	5.000%	8/1/2034	2,260	2,385
	New York NY GO	5.000%	8/1/2034	3,500	3,941
	New York NY GO	5.000%	8/1/2034	8,135	9,161
	New York NY GO	5.000%	2/1/2035	1,565	1,759
	New York NY GO	3.000%	3/1/2035	3,145	2,936
	New York NY GO	4.000%	8/1/2035	1,830	1,837
	New York NY GO	5.000%	8/1/2035	2,000	2,124
	New York NY GO	4.000%	10/1/2035	2,085	2,088
	New York NY GO	5.000%	2/1/2036	2,380	2,655
	New York NY GO	4.000%	3/1/2036	1,500	1,501
	New York NY GO	4.000%	4/1/2036	4,950	4,951
	New York NY GO	3.000%	8/1/2036	760	691
	New York NY GO	4.000%	8/1/2036	1,385	1,379
	New York NY GO	5.000%	8/1/2036	4,500	4,945

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	10/1/2036	5,000	5,137
New York NY GO	5.000%	10/1/2036	2,590	2,719
New York NY GO	5.000%	2/1/2037	6,000	6,600
New York NY GO	5.000%	3/1/2037	7,500	7,710
New York NY GO	5.000%	3/1/2037	1,560	1,696
New York NY GO	5.000%	4/1/2037	3,575	3,677
New York NY GO	4.000%	8/1/2037	8,180	8,055
New York NY GO	4.000%	8/1/2037	2,500	2,462
New York NY GO	5.000%	8/1/2037	5,705	6,217
New York NY GO	5.000%	2/1/2038	5,115	5,547
New York NY GO	4.000%	3/1/2038	5,240	5,121
New York NY GO	5.000%	3/1/2038	7,500	7,681
New York NY GO	5.000%	3/1/2038	2,000	2,077
New York NY GO	5.000%	4/1/2038	1,000	1,024
New York NY GO	4.000%	8/1/2038	2,760	2,676
New York NY GO	5.000%	10/1/2038	6,500	6,621
New York NY GO	5.000%	10/1/2038	2,910	3,004
New York NY GO	5.000%	3/1/2039	6,360	6,491
New York NY GO	5.000%	3/1/2039	3,000	3,097
New York NY GO	4.000%	8/1/2039	2,865	2,716
New York NY GO	5.000%	10/1/2039	2,220	2,282
New York NY GO	5.000%	10/1/2039	8,910	9,054
New York NY GO	5.250%	10/1/2039	1,000	1,067
New York NY GO	5.000%	12/1/2039	3,485	3,568
New York NY GO	4.000%	8/1/2040	5,000	4,696
New York NY GO	4.000%	8/1/2040	1,155	1,080
New York NY GO	4.000%	8/1/2040	9,400	8,793
New York NY GO	5.000%	8/1/2040	1,500	1,571
New York NY GO	5.000%	2/1/2041	3,000	3,153
New York NY GO	3.000%	3/1/2041	11,545	9,172
New York NY GO	4.000%	8/1/2041	1,170	1,077
New York NY GO	4.000%	8/1/2041	2,500	2,302
New York NY GO	5.000%	8/1/2041	1,000	1,039
New York NY GO	3.000%	10/1/2041	3,100	2,439
New York NY GO	5.250%	10/1/2041	1,070	1,125
New York NY GO	5.000%	12/1/2041	4,850	4,927
New York NY GO	4.000%	3/1/2042	1,500	1,357
New York NY GO	5.000%	3/1/2042	2,000	2,036
New York NY GO	4.000%	4/1/2042	8,000	7,252
New York NY GO	5.000%	8/1/2042	1,000	1,032
New York NY GO	5.000%	8/1/2042	1,740	1,818
New York NY GO	5.250%	9/1/2042	6,240	6,505
New York NY GO	5.000%	10/1/2042	8,000	8,125
New York NY GO	5.250%	10/1/2042	2,250	2,346
New York NY GO	5.000%	3/1/2043	4,655	4,716
New York NY GO	5.000%	3/1/2043	3,180	3,224
New York NY GO	5.250%	4/1/2043	11,815	12,330
New York NY GO	5.000%	8/1/2043	9,595	9,709
New York NY GO	5.000%	8/1/2043	13,150	13,331
New York NY GO	5.000%	8/1/2043	1,000	1,027
New York NY GO	5.000%	8/1/2043	1,700	1,761
New York NY GO	5.000%	9/1/2043	3,620	3,736
New York NY GO	5.000%	10/1/2043	8,000	8,099
New York NY GO	5.250%	10/1/2043	1,000	1,037
New York NY GO	5.000%	2/1/2044	2,835	2,914
New York NY GO	5.000%	3/1/2044	1,785	1,795
New York NY GO	5.000%	4/1/2044	1,725	1,768
New York NY GO	5.250%	4/1/2044	5,825	6,047
New York NY GO	5.500%	5/1/2044	2,250	2,356
New York NY GO	5.000%	8/1/2044	1,000	1,020
New York NY GO	5.000%	8/1/2044	3,600	3,704
New York NY GO	5.250%	2/1/2045	2,930	3,055
New York NY GO	3.000%	3/1/2045	4,880	3,608
New York NY GO	5.000%	3/1/2045	3,000	3,057
New York NY GO	4.000%	4/1/2045	5,040	4,468
New York NY GO	4.000%	4/1/2045	5,000	4,429
New York NY GO	5.500%	5/1/2045	1,440	1,503
New York NY GO	5.000%	8/1/2045	5,000	5,073
New York NY GO	5.000%	8/1/2045	1,500	1,531
New York NY GO	5.000%	8/1/2045	1,795	1,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.250%	9/1/2045	5,000	5,198
	New York NY GO	5.000%	8/1/2046	2,500	2,524
	New York NY GO	4.000%	9/1/2046	14,045	12,333
	New York NY GO	4.000%	3/1/2047	3,580	3,114
	New York NY GO	5.250%	3/1/2047	1,000	1,029
	New York NY GO	5.250%	4/1/2047	7,550	7,719
	New York NY GO	5.000%	8/1/2047	6,000	6,038
	New York NY GO	5.000%	8/1/2047	11,960	12,100
	New York NY GO	5.250%	10/1/2047	10,000	10,205
	New York NY GO	5.250%	2/1/2048	7,315	7,543
	New York NY GO	5.250%	3/1/2048	3,000	3,083
	New York NY GO	5.500%	4/1/2048	5,000	5,261
	New York NY GO	5.000%	8/1/2048	5,000	5,022
	New York NY GO	5.000%	9/1/2048	6,335	6,394
	New York NY GO	5.250%	3/1/2049	615	631
	New York NY GO	5.500%	4/1/2049	7,000	7,344
	New York NY GO	4.500%	5/1/2049	2,675	2,492
	New York NY GO	5.250%	2/1/2050	9,255	9,508
	New York NY GO	4.000%	4/1/2050	3,000	2,581
	New York NY GO	4.000%	8/1/2050	4,010	3,424
	New York NY GO	5.000%	8/1/2050	5,000	5,033
	New York NY GO	5.250%	9/1/2050	5,000	5,127
	New York NY GO	3.000%	3/1/2051	2,235	1,548
	New York NY GO	5.000%	8/1/2051	1,715	1,716
	New York NY GO	4.000%	9/1/2052	10,000	8,493
	New York NY GO	5.250%	2/1/2053	9,830	10,072
	New York NY GO	5.250%	3/1/2053	4,000	4,087
	New York NY GO	4.125%	8/1/2053	6,150	5,314
	New York NY GO	5.000%	8/1/2053	5,000	5,019
	New York NY GO	5.250%	8/1/2053	5,320	5,456
	New York NY GO	4.125%	3/1/2054	2,325	1,999
	New York NY GO	5.250%	4/1/2054	6,245	6,377
	New York NY GO	5.000%	8/1/2054	7,525	7,545
	New York NY GO VRDO	3.850%	9/2/2025	14,300	14,300
[6]	New York NY GO VRDO	3.880%	9/2/2025	100	100
[6]	New York NY GO VRDO	3.900%	9/2/2025	4,700	4,700
	New York NY GO VRDO	3.900%	9/2/2025	1,850	1,850
[6]	New York NY GO VRDO	3.900%	9/2/2025	1,600	1,600
[6]	New York NY GO VRDO	3.900%	9/2/2025	10,505	10,505
	New York NY GO VRDO	3.900%	9/2/2025	2,950	2,950
	New York NY GO VRDO	3.950%	9/2/2025	2,850	2,850
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2036	1,500	1,695
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,048
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	12,065	10,395
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	16,080	13,563
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	8,100	5,577
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	4,305	3,568
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	5,000	5,069
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	3,000	2,559
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2053	5,000	5,036
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2058	11,670	11,812
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	5,000	4,175
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	5,000	5,054
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2036	675	686
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	362
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	140	140
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	300	316
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	450	481
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2029	1,545	1,645
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2030	700	753
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,915	1,917
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	300	323
[9]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2030	1,040	1,103
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2030	2,200	2,362
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,410	1,507
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2031	915	989
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	3,000	3,003
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	350	379
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,945	2,080
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2032	1,395	1,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	325	352
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,564
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2033	900	975
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	1,750	1,989
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	470	526
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,145	1,218
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	900	973
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	2,850	3,247
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,975	2,208
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2035	1,255	1,346
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	570	573
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	225	225
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,000	1,107
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,750	1,918
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,000	1,136
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,650	1,833
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2036	1,800	1,912
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2036	200	175
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	2,000	1,999
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	300	296
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	3,440	3,460
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,000	1,048
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	5,000	5,619
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,575	1,732
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	3,000	3,373
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2037	1,875	1,974
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,020	1,007
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	505	494
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	325	317
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,555	1,567
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,550	1,516
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	6,680	6,645
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	225	233
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	470	497
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	3,655	4,054
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	1,000	1,073
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	1,250	1,359
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2038	1,900	1,978
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	405	385
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	600	586
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	2,000	1,996
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	830	855
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	960	1,004
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2038	5,000	5,428
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	12,295	12,611
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2039	1,560	1,610
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,615	1,656
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	650	673
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	785	802
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	120	118
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	2,135	2,182
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	760	778
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	4,910	5,512
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2041	1,160	1,176
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	850	862
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,050
[2]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,050
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2042	1,725	1,735
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2042	2,790	2,141
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2042	2,350	2,169
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	5,000	5,080
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	300	296
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	1,007
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,005	1,011
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	3,140	3,265
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2043	1,025	1,025
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	1,435	1,438
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,035	5,205
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2043	1,000	1,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2044	1,100	1,090
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	6,825	6,035
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	900	898
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,022
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	2,515	2,226
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,000	5,113
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2045	850	885
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	3,720
	New York State Dormitory Authority College & University Revenue	3.750%	7/1/2046	380	299
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	3,250	2,795
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	6,000	6,108
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	3,475	3,668
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	6,200	5,084
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	5,000	5,070
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	2,900	3,048
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2048	3,990	3,271
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2048	5,370	5,434
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	7,850	8,229
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,385	1,182
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	3,580	3,022
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,490	1,201
	New York State Dormitory Authority College & University Revenue	4.250%	7/1/2050	5,675	4,833
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,860	3,711
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	2,450	2,519
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	8,145	7,746
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	10,030	10,464
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	5,000	5,144
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	31,620	33,196
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	7,335	6,987
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,910	8,111
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	2,750	2,815
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	6,000	5,900
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2057	1,000	788
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,340	2,399
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	3,345	3,427
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	3,850	3,968
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,700	1,793
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,485	1,605
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,640	1,708
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	750	776
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	638
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	2,400	2,140
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	900	925
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	420	447
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	539
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,075
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	920	942
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	405	428
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	755	813
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	2,750	2,337
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	310	316
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,725	1,854
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,000	1,111
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,777
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	500	536
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,670	1,796
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	4,905	5,589
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,415	1,500
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	405	392
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2037	1,820	1,964
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	300	286
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,037
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	1,700	1,629
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	600	561
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	750	791
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,395	1,474
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	1,150	1,083
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	550	505
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,000	1,046
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	1,465	1,535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	650	540
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	500	417
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	500	528
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,150	1,197
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,085	1,106
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	500	521
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2042	2,415	2,483
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	600	620
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,455	1,473
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	500	516
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,000	1,015
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	350	359
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	11,275	9,724
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	3,860
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,575	1,606
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	4,565	3,141
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	5,000	3,793
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2050	5,000	3,518
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	14,970	12,648
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	8,425	8,141
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	1,250	1,300
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2050	5,000	3,406
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	13,825	10,931
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	7,500	6,405
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	12,000	10,247
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2052	6,480	5,533
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	7,600	6,211
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	15,000	12,263
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/2054	4,915	4,936
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	4,930	5,075
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	12,145	12,389
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,280	3,388
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	3,000	3,228
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	2,905	3,174
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	9/2/2025	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	5,000	5,188
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	2,500	2,425
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	7,065	7,304
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	10,000	9,437
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	3,100	2,489
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	2,600	2,448
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,500	2,591
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,520	6,835
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	715	650
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,595	3,706
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	5,000	5,169
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2044	1,750	1,551
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	8,160	7,275
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,405	1,442
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	4,810	4,247
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	9,685	8,476
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	3,000	3,051
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	10,865	9,437
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	5,000	4,347
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	5,000	5,072
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	4,315	3,068
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	9,125	7,850
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,301
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	4,000	2,814
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	4,980	3,473
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	10,000	10,278
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2053	17,000	17,116
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	5,300	4,485
[3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.980%	9/2/2025	650	650
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5,095	5,230
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	2,175	2,473
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,285	1,345
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/2034	1,290	1,354
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	1,175	1,231
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	1,000	1,147
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	1,825	2,038
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	2,370	2,608
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	11,635	12,645
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	2,735	2,933
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,051
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	2,200	2,341
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,136
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	525	548
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	600	621
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	5,000	5,085
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	475	488
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	2,000	1,810
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	325	333
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	5,000	5,108
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	325	331
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2049	4,665	4,070
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/2052	3,435	2,920
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.000%	10/1/2034	1,125	1,141
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	4,160	4,377
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2040	1,000	1,040
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2041	1,950	2,013
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	835	856
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2043	505	515
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/2031	5,000	5,239
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	5,260	4,882
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	10,415	9,376
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2042	850	887
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2043	760	788
[2]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/2028	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2037	800	798
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2043	1,260	1,271
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2048	2,200	2,211
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2053	4,155	4,155
	New York State Dormitory Authority Private Schools Revenue	5.000%	7/1/2033	1,650	1,711
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	400	423
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	300	317
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	5,440	6,186
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,000	5,205
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,000	1,023
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	6,700	6,950
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,067
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,145
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	4,500	4,655
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,127
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	1,250	1,287
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,127
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	1,900	1,947
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	6,500	6,556
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	1,195	1,217
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,214
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	4,085	4,115
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	12,700	12,928
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	17,315	17,552
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	4,445	4,496
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	5,000	5,060
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	10,405	10,502
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	6,275	6,318
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2056	9,515	9,563
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	1,210	1,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,250	1,272
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,205	1,227
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,400	1,425
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	10,715	10,786
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/2051	1,500	1,265
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2036	1,000	1,027
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	11,310	11,431
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2047	5,000	4,351
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2049	2,000	1,741
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	5,000	5,127
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	5,000	5,175
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2053	5,000	5,056
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	420	421
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	1,245	1,251
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	345	347
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/2031	1,015	1,016
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/2033	2,340	2,331
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2034	1,250	1,095
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2036	4,145	4,151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	11/1/2038	400	396
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	745	593
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/2039	1,000	895
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/2039	1,765	1,643
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/2040	4,300	3,128
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2040	1,535	1,309
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/2042	600	593
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/2043	1,140	1,010
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/2043	2,270	2,012
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/2043	1,945	1,896
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2044	1,485	1,160
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2044	1,275	1,024
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2045	4,990	3,338
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2046	2,545	1,660
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2046	3,955	2,609
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	2,000	1,334
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	2,435	2,089
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	1,480	1,270
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/2048	1,345	1,148
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/2048	1,000	958
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	13,755	10,178
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2049	5,000	4,034
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,560	2,193
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,075	1,777
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2050	1,000	628
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2051	1,230	765
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	3,790	2,411
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2052	3,395	2,429
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	2,895	1,760
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	1,500	912
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2054	4,000	2,870
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/2054	3,500	3,296
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,870	1,145
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,165	2,004
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/2057	3,000	2,541
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2061	1,500	960
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	5/1/2068	3,810	3,637
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	295	294
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	1,710	1,703
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	3,090	2,981
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	3,555	3,534
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	2,080	2,087
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	3,640	3,649
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	1,710	1,725
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,375	4,398
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	12,000	12,102
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	1,060	1,071
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,800	9,804
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	10,925	10,954
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	1,495	1,507
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	1,725	1,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,455	1,464
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	3,755	3,797
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	18,990	18,655
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.900%	9/2/2025	24,000	24,000
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	2,185	2,269
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	3,100	3,206
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	7,375	7,213
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	7,500	7,151
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	1,750	1,645
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,435	4,121
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	2,990	2,767
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	5,000	4,543
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,040
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	1,790	1,849
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	1,000	885
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,495	1,535
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	2,610	2,305
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	3,575	3,177
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,000	3,511
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	1,870	1,651
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	425	308
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,535	1,080
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2046	3,790	3,294
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	5,000	4,329
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	5,000	3,425
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	4,120	4,177
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	15,000	12,802
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	2,000	1,318
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	3,705	2,482
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	2,585	1,710
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	11,170	9,394
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	7,035	7,209
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	860	894
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	2,500	2,254
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	6,000	6,211
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2044	6,000	6,170
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	3,635	3,143
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	8,920	7,674
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	5,255	5,279
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	10,200	9,621
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	3,000	2,796
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	1,360	1,240
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	5,165	4,566
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	9,830	8,626
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	5,000	3,499
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	550	454
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2057	12,310	10,141
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,210	1,309
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	1,000	1,093
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2033	4,755	5,088
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	505	529
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	3,940	3,678
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,000	3,686
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	3,295	2,978
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	8,695	7,707
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	3,795	3,109
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/2051	2,000	2,054
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/2039	1,250	996
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	1,000	1,006
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	999
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,000	3,157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2028	450	451
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	475	476
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2030	450	450
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	690	738
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	250	265
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2032	510	524
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2033	540	553
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	575	575
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	300	312
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2034	565	576
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2034	330	326
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2034	300	311
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2035	595	605
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	635	635
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	410	422
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2036	625	633
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	435	416
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	350	334
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2037	355	359
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2037	300	282
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2038	285	287
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	275	253
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	350	322
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	350	317
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	950	859
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2040	300	266
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2041	470	408
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2042	530	452
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2046	950	896
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2051	1,325	1,217
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2035	745	849
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2039	500	544
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2042	305	328
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	455	482
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	2,910	2,739
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	8,470	8,933
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/2031	4,665	4,408
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	8/1/2044	1,000	811
Onondaga County NY GO	4.000%	8/1/2042	2,350	2,177
Onondaga County NY GO	4.000%	6/15/2043	550	497
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2043	17,115	17,346
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	5,460	4,671
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2035	1,140	1,150
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2036	1,475	1,484
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2040	2,200	2,169
Onondaga County Water Authority Water Revenue	2.500%	9/15/2051	1,510	885
Orange County NY GO	3.000%	6/15/2034	3,535	3,355
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2034	800	910
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2035	850	968
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2035	4,275	4,420
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2036	800	895
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	3,400	3,423
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,110	5,657
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	3,940	4,357
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,800	1,976
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	2,565	2,805
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,345	2,414
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	485	469
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,000	1,066
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	1,085	1,157
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2040	1,000	1,064
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	2,250	2,124
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	1,000	1,056
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,325	3,462
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	1,075	1,126
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,125	1,179
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,890	3,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2042	800	834
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	4,000	4,132
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,000	1,040
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	1,000	1,040
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	1,000	1,044
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,690	1,746
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	1,250	1,290
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,905	1,972
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,270	1,307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,000	1,028
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,130	2,196
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2046	1,750	1,792
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	6,000	6,134
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	4,000	4,065
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	3,000	3,050
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	4,300	4,369
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	5,000	5,120
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	5,710	5,751
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	6,830	6,919
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	4,500	4,557
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	2,800	2,898
	Riverhead IDA Economic Job Development Corp. Local or Guaranteed Housing Revenue	4.500%	2/1/2041	4,680	4,600
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	996
[2]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	1,250	1,249
[2]	Rockland County NY GO	3.000%	6/15/2032	2,815	2,738
	Rockland County NY GO	4.000%	4/1/2035	385	393
	Rockland County NY GO	4.000%	4/1/2036	410	416
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2038	610	524
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/2038	1,440	1,422
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2039	2,635	2,203
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2040	2,110	1,713
[7]	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2038	475	509
[7]	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2039	615	654
[7]	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2040	700	739
[7]	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2047	2,260	2,277
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/2052	1,000	1,014
[2]	Schenectady NY GO	3.000%	5/1/2031	635	629
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	105
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	75	79
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	285	300
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	100	105
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	265	277
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	100	103
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	250	259
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	150	154
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	250	257
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	250	250
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,503
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,000	3,005
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	720	742
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	140	146
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,025
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	170	174
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,040	2,962
[2]	Suffolk County NY GO	3.000%	6/15/2031	250	247
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.750%	12/1/2044	2,500	2,500
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,425	2,350
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,750	3,581
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,815	2,644
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,250	1,159
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	1,250	1,143
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2041	1,300	1,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	13,985	11,312
	Syosset Central School District GO	2.000%	12/15/2034	1,000	820
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/2029	300	300
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,500	1,593
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2039	1,500	790
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,221
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	2,705	2,398
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,706
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	5,500	4,495
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	3,510	2,762
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	235	184
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	5,000	5,194
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,175	1,228
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,410	1,436
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	2,110	2,222
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5,960	5,996
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	11,130	11,214
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,000	1,036
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,105	1,156
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,000	5,040
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,985	6,067
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	1,000	1,027
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	3,000	3,114
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,500	3,570
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,088
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,096
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,075
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,082
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	3,560	2,519
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2048	455	388
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	3,950	3,975
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	8,990	9,251
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	1,600	1,368
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	4,785	5,033
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	6,615	5,598
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	18,160	15,399
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	3,980	4,081
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	17,260	17,912
[6]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.900%	9/2/2025	2,950	2,950
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	8,700	9,349
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	5,000	3,839
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2035	765	872
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2036	750	842
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2037	2,445	2,468
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2037	500	553
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	1,880	2,046
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	2,600	2,814
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	2,235	2,344
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	1,500	1,573
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2042	1,040	958
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	2,315	2,462
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2043	1,140	1,043
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,500	1,547
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	4,070	4,153
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,405	2,129
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,520	2,237
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	1,500	1,523
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	5,000	5,166
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	5,000	5,031
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	2,500	1,469
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,130	1,829
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	8,810	7,564
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	5,000	4,392
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	1,150	1,178
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	2,795	2,432
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	6,000	6,173
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	14,230	14,541
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	520	434
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	21,860	22,742
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	2,655	2,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	6,425	6,174
[2,3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	4.050%	9/2/2025	8,000	8,000
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	4.050%	9/2/2025	2,630	2,630
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	4.080%	9/2/2025	21,875	21,875
[11]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.971%	4/1/2026	2,000	2,000
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	11,640	10,121
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	8,000	8,133
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	1,095	934
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	2,000	2,039
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	5,000	4,305
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	11,500	9,547
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	2,000	2,039
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	10,000	8,797
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	3,405	3,500
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	2,000	2,044
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	5,000	4,229
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	29,545	30,310
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	1,000	1,042
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	150	156
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	1,000	1,062
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	275	292
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2030	470	491
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2031	235	241
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2032	365	372
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2033	100	101
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2034	810	814
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2034	1,200	1,271
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2035	585	583
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2036	1,520	1,498
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	4,725	4,316
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,880	6,058
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	5,015	5,161
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	5,435	5,518
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,865	2,898
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	5,000	5,046
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	11,000	11,073
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,100	1,105
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	900	902
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	8,625	8,217
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	1,000	1,083
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	4,280	4,597
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2042	2,000	2,124
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2043	2,275	2,395
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2044	3,145	3,288
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,880	1,953
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2053	2,000	2,040
	Webster Central NY School District GO	2.000%	6/15/2033	1,180	1,005
	Webster Central NY School District GO	2.000%	6/15/2034	1,265	1,044
	Westbury Union Free School District GO	2.000%	12/15/2031	3,600	3,217
	Westbury Union Free School District GO	2.000%	12/15/2032	3,670	3,193
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/2041	4,951	4,786
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,200	1,199
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	590	599
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	505
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,410	1,411
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	445	459
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,450	1,451
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	516
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,150	2,151
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	200	205
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	10,120	8,556
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2048	2,420	2,569
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2049	4,170	4,415
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	2,705	2,817
[7]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	2,250	2,250
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	2,500	1,898
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	3,500	2,894
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2035	1,185	1,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2038	4,650	4,868
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2028	550	562
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2037	1,250	1,251
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2042	1,715	1,645
	Westchester County NY GO	2.000%	10/15/2034	2,685	2,244
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	200	200
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	2,401	2,176
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,500	2,557
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/2039	845	717
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/2046	3,500	3,037
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/2051	2,100	1,765
	White Plains City School District GO	2.375%	5/15/2031	3,865	3,589
	White Plains City School District GO	2.500%	5/15/2032	1,070	981
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/2029	600	601
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/2039	1,000	975
					5,140,589
Guam (0.3%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	150
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	106
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	185	193
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	170	179
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	4,005	4,078
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2027	595	598
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	400	434
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	235	253
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	240	236
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	225	239
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,320	1,171
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	5,980	6,137
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	110	110
					13,884
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	3,920	4,053
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	5,076	5,408
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	6,486	7,113
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	4,360	3,048
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,925	4,815
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	520	498
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	309	287
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,790	1,873
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,320	1,378
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	250	261
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,860	2,998
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	550	567
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	415	426
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	257
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	140	144
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,380	2,916
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	2,348	2,210
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,256	1,102
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,197	1,764
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	776	567
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	5,534	5,120
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	352	326
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	3,003	943
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/2058	11,016	10,074
					58,148
Virgin Islands (0.0%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	1,000	1,103
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,930	2,069
					3,172
Total Tax-Exempt Municipal Bonds (Cost $5,470,119)					5,215,793

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	7,812	4,902
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,261	2,116
Total Taxable Municipal Bonds (Cost $6,928)				7,018
Total Investments (99.3%) (Cost $5,477,047)				5,222,811
Other Assets and Liabilities—Net (0.7%)				34,263
Net Assets (100%)				5,257,074
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $199,933, representing 3.8% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
8	Securities with a value of $3,061 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	77	16,058	38
5-Year U.S. Treasury Note	December 2025	328	35,906	245
				283

Short Futures Contracts
Long U.S. Treasury Bond	December 2025	(225)	(25,706)	(47)
Ultra Long U.S. Treasury Bond	December 2025	(312)	(36,368)	107
				60
				343
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/2026	RBC	11,850	Buy	5-Year MMD AAA General Obligation Scale	3.500%	474	474	—
4/22/2026	RBC	930	Buy	5-Year MMD AAA General Obligation Scale	3.460%	35	35	—
4/22/2026	MSCS	690	Buy	5-Year MMD AAA General Obligation Scale	3.460%	26	26	—
4/23/2026	JPMC	2,430	Buy	5-Year MMD AAA General Obligation Scale	3.380%	82	82	—
4/28/2026	MSCS	1,540	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(25)	—	(25)
4/28/2026	JPMC	1,025	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(17)	—	(17)

Over-the-Counter Swaps - Municipal Market Data Rate Locks (continued)							(continued)	(continued)
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/29/2026	RBC	1,538	Buy	30-Year MMD AAA General Obligation Scale	4.650%	(40)	—	(40)
5/1/2026	BANA	1,275	Buy	10-Year MMD AAA General Obligation Scale	3.620%	12	12	—
5/6/2026	RBC	415	Buy	10-Year MMD AAA General Obligation Scale	3.620%	4	4	—
5/6/2026	MSCS	380	Buy	10-Year MMD AAA General Obligation Scale	3.640%	4	4	—
5/19/2026	RBC	672	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(12)	—	(12)
5/19/2026	MSCS	612	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(11)	—	(11)
6/9/2026	MSCS	10,000	Buy	10-Year MMD AAA General Obligation Scale	3.710%	157	157	—
7/29/2026	RBC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.830%	(2)	—	(2)
8/20/2026	RBC	2,970	Buy	5-Year MMD AAA General Obligation Scale	2.790%	7	7	—
8/20/2026	MSCS	1,660	Buy	5-Year MMD AAA General Obligation Scale	2.840%	8	8	—
						702	809	(107)
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $563 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,215,793	—	5,215,793
Taxable Municipal Bonds	—	7,018	—	7,018
Total	—	5,222,811	—	5,222,811
Derivative Financial Instruments
Assets
Futures Contracts[1]	390	—	—	390
Swap Contracts	—	809	—	809
Total	390	809	—	1,199
Liabilities
Futures Contracts[1]	(47)	—	—	(47)
Swap Contracts	—	(107)	—	(107)
Total	(47)	(107)	—	(154)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.